Debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Outstanding aggregate principal amount	$ 2,748,558	$ 2,794,108
Deferred debt issuance costs	(40,546)	(38,302)
Amortization of interest expense	4,970	2,562
Total	2,712,982	2,758,368
Short-term debt	10,190	10,190
Long-term Debt, Excluding Current Maturities, Total	$ 2,702,792	$ 2,748,178